UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Craig A. Drill
            d/b/a/ Craig Drill Capital Corporation
            and Craig Drill Capital, LLC

Address:    724 Fifth Avenue
            9th Floor
            New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York            November 6, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         6

Form 13F Information Table Value Total:         22,988
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                                 Craig A. Drill
                                               September 30, 2012


COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE                    VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP        (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE

ALPHATEC HOLDINGS INC          COM         02081G102       153      92,800 SH            SOLE      NONE       92,800
ARMOUR RESIDENTIAL REIT INC    COM         042315101     1,181     154,200 SH            SOLE      NONE      154,200
CYNOSURE INC                   CL A        232577205     6,683     253,547 SH            SOLE      NONE      253,547
LIBBEY INC                     COM         529898108    10,346     655,661 SH            SOLE      NONE      655,661
SPDR GOLD TRUST                GOLD SHS    78463V107     3,421      19,900 SH            SOLE      NONE       19,900
TWO HBRS INVT CORP             COM         90187B101     1,204     102,500 SH            SOLE      NONE      102,500




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